Label	Element	Value
The Jensen Quality Growth Fund Inc
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Jensen Quality Growth Fund Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of The Jensen Quality Growth Fund Inc. (the “Fund”), is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2022, the Fund’s portfolio turnover rate was 10.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class J or Class R or $250,000 in Class I or $1,000,000 in Class Y of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of publicly traded common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

•Have consistently achieved a high return on equity over the prior ten years;
•Be in excellent financial condition; and
•Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily U.S. companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

•Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

•Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

•Recent Market Events Risk
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Non-diversification Risk
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

•Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

•Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

•Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 800-992-4144.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-4144
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jenseninvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Jensen Quality Growth Fund Inc. - Class J Shares(1)Annual Total Return as of December 31* of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*The Fund’s year-to-date total return for the Class J shares as of June 30, 2022 was -19.13%.

During the ten-year period shown on the bar chart, the Fund’s best and worst quarters for the Class J shares are shown below:

Best Quarter:    17.26% (2nd quarter 2020)

Worst Quarter:    -17.27% (1st quarter 2020)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Class J shares only and after-tax returns for the Class I, R and Y shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I, R and Y shares will vary.
The Jensen Quality Growth Fund Inc | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	18.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
The Jensen Quality Growth Fund Inc | J Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JENSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2012	rr_AnnualReturn2012	13.54%	[4]
Annual Return 2013	rr_AnnualReturn2013	32.33%	[4]
Annual Return 2014	rr_AnnualReturn2014	11.72%	[4]
Annual Return 2015	rr_AnnualReturn2015	1.55%	[4]
Annual Return 2016	rr_AnnualReturn2016	12.01%	[4]
Annual Return 2017	rr_AnnualReturn2017	23.21%	[4]
Annual Return 2018	rr_AnnualReturn2018	2.19%	[4]
Annual Return 2019	rr_AnnualReturn2019	29.02%	[4]
Annual Return 2020	rr_AnnualReturn2020	18.35%	[4]
Annual Return 2021	rr_AnnualReturn2021	30.06%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.06%
5 Years	rr_AverageAnnualReturnYear05	20.12%
10 Years	rr_AverageAnnualReturnYear10	16.92%
The Jensen Quality Growth Fund Inc | J Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.09%
5 Years	rr_AverageAnnualReturnYear05	18.07%
10 Years	rr_AverageAnnualReturnYear10	15.24%
The Jensen Quality Growth Fund Inc | J Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.13%
5 Years	rr_AverageAnnualReturnYear05	15.91%
10 Years	rr_AverageAnnualReturnYear10	13.82%
The Jensen Quality Growth Fund Inc | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JENIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.08%	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,558
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 19,053
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.33%
5 Years	rr_AverageAnnualReturnYear05	20.41%
10 Years	rr_AverageAnnualReturnYear10	17.21%
The Jensen Quality Growth Fund Inc | R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JENRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.17%	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.49%
5 Years	rr_AverageAnnualReturnYear05	19.63%
10 Years	rr_AverageAnnualReturnYear10	16.49%
The Jensen Quality Growth Fund Inc | Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JENYX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5,316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16,675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	29,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 65,269
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.44%
5 Years	rr_AverageAnnualReturnYear05	20.49%
Since Inception	rr_AverageAnnualReturnSinceInception	19.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016

[1]	Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
[2]	Class R shares are subject to an annual shareholder servicing fee not to exceed 0.25% of average daily net assets of the Class R shares.
[3]	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.
[4]	The returns shown in the bar chart are for Class J shares. The performance of Class I, Class R and Class Y shares will differ due to differences in expenses.